Consolidated Statements of Financial Position (Parenthetical)	Mar. 31, 2019 £ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 £ / shares shares	Mar. 31, 2018 $ / shares shares
Statement of financial position [abstract]
Share capital, par value | (per share)	£ 0.10	$ 0.16	£ 0.10	$ 0.16
Share capital, authorized	60,000,000	60,000,000	60,000,000	60,000,000
Share capital, issued	51,153,220	51,153,220	54,834,080	54,834,080
Shares held in treasury, shares	1,101,300	1,101,300	4,400,000	4,400,000